SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Technology Fund

Supplement to the prospectus dated January 1, 2004
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Effective January 1, 2004, Scudder Technology Fund is not currently offered through this prospectus. For a copy of the fund's current prospectus, please contact Scudder Investments.



December 31, 2003